SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 12b-25

                           NOTIFICATION OF LATE FILING


                                                         SEC File Number 0-26206
                                                        CUSIP Number 656031-10-1


(Check One)    / / Form 10-K   / / Form 20-F    / / Form 11-K
               /x/ Form 10-Q   / / Form N-SAR


      For Period Ended:  September 30, 2001


PART I - REGISTRANT INFORMATION


                         AMERICAN UTILICRAFT CORPORATION
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                           (Full Name of Registrant)
                                        .
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                          (Former Name if Applicable)

                               300 Petty Road N.E.
                                     Suite B
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                    (Address of Principal Executive Offices)

                          Lawrenceville, Georgia 30043
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                           (City, State and Zip Code)


PART II - RULES  12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. Check box if appropriate)

/x/   (a)   The reasons  described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

/x/   (b)   The subject annual report,  semi-annual report, transition report on
            Form 10-K, Form 20-F, 11-K or Form N-SAR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report of transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and


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/ /   (c)   The  accountant's  statement  or  other  exhibit  required  by  Rule
            12b-25(c) has been attached if applicable.

PART III - NARRATIVE

State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q, N-SAR, or the transition report or portion thereof, could not be filed within the time prescribed time period.

      Due to unforeseen financial events, the Company has not been able to assemble and review the necessary financial information to file a complete and accurate Form 10Q within the time prescribed.

PART IV - OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification

      John Dupont                       678                376-0898
                  (Name)            (Area Code)       (Telephone Number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed. If answer is not, identify report(s).
                                                 Yes    X       No______

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected in the earnings statements to be included in the subject report or portion thereof?
                                                 Yes ______     No    X

      If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

      AMERICAN UTILICRAFT CORPORATION has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.


Date:  November 15, 2001                    By:  /s/ John Dupont
                                                 ------------------------------
                                                     _______________________
                                                            President